Label	Element	Value
Innovator International Developed Power Buffer ETF - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: 0.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.60%
Innovator International Developed Power Buffer ETF - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: 81.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Innovator International Developed Power Buffer ETF - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: 98.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator International Developed Power Buffer ETF - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: 69.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)